Cover	12 Months Ended
Dec. 31, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	333-280739
Entity Registrant Name	BELIVE HOLDINGS
Entity Central Index Key	0001982448
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	26A Ann Siang Road
Entity Address, Address Line Two	#03-00
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	069706
Title of 12(b) Security	Ordinary Shares, par value US$0.0005
Trading Symbol	BLIV
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	10,864,802
Entity Listing, Par Value Per Share | $ / shares	$ 0.0005
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6732
Auditor Opinion	We have audited the accompanying statements of financial position of BeLive Holdings and its subsidiaries (the Group) as of December 31, 2025 and 2024 and the related consolidated statements of profit or loss and other comprehensive loss, change in equity, and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Group as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board
Auditor Name	Onestop Assurance PAC
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	26A Ann Siang Road
Entity Address, Address Line Two	#03-00
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	069706
City Area Code	+65
Local Phone Number	9090 5788
Contact Personnel Name	Kenneth Teck Chuan Tan
Contact Personnel Email Address	kenneth.tan@belive.sg